December 2008

Sector Navigator

Don't go Sectors alone!

Model Highlights

Investing with the *Sector Navigator* gets easier

In addition to the Navigator Auto Pilot (NAP) program for Sector Navigator subscribers, the Navigator Fund **(NAVFX)** offers a simple way to follow the Sector Navigator in a single no-load fund, and you save on ETF trading commissions. NAVFX uses the Navigator's ETF Sector Rotation Portfolio and the fund managers' "best picks."

November was another brutal month for the markets, the bear market rally of the last five days notwithstanding. The S&P 500 was down another 7.48% for the month.

November stands out for Sector Navigator subscribers as another month in which a large market drop translates to positive returns for two Sector Navigator model portfolios.

The **ProFunds/Rydex Sector Rotation Portfolio** was up 3.07% in November, thanks in large part to Rydex Government Long Bond (RYGBX). Take those profits off the table along with the nice increase from ProFunds Short OTC (SOPIX) to get ready for December.

On December 1, 2008 perform the trades detailed on page 2.

The **ETF Sector Rotation Portfolio** also had a positive November, gaining 4.02%. iShares Lehman 20+ Year Treasuries (TLT) was up over 14% after being added to the model on November 3.

On December 1, 2008 perform the trades detailed on page 3.

The **Fidelity Select Funds Sector Rotation Portfolio**, like its Sector Navigator peers, is ahead of the S&P 500 year-to-date for 2008.

On December 1, 2008 perform the trades detailed on page 4.*

* Fidelity Select Funds held for less than 30 days will incur a short term redemption fee. Funds held less than 31 days constitute a "round trip; "Fidelity retail accounts are limited to four "round trip" transactions per year.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of November 30, 2008 the Navigator Fund's one year return is -25.65%, and the Fund's average annualized return since inception (May 3, 2004) is -2.36%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

Contents

Market Index Update

	November 28	MTD	YTD
DJIA	8,829.04	-5.32%	-33.44%
NASDAQ	1,535.57	-10.77%	-42.10%
S&P 500	896.24	-7.48%	-38.96%
Wilshire 5000	8,945.22	-8.43%	-39.64%
Russell 2000	473.14	-11.98%	-38.23%
NAVFX	8.35	0.85%	-25.98%

Sector Navigator is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Wappingers Falls, NY 12590 877-585-2785. Subscription rate: $799 per year. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on September 1st, 2002 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

PROFUNDS/RYDEX SECTOR FUNDS

PROFUNDS/RYDEX SECTOR ROTATION MODEL AS OF 11/28/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Consumer Products - 9/2/08	$30.39	RYCIX	1430.852	$29.08	$41,609.17	21.48%	-4.31%
ProFunds Short OTC - 11/3/08	$19.51	SOPIX	1690.420	$21.23	$35,887.62	18.52%	8.82%
ProFunds Bear - 5/1/08	$35.43	BRPIX	1599.646	$36.83	$58,914.98	30.41%	3.95%
Rydex Health Care - 10/1/08	$12.23	RYHIX	2401.082	$11.15	$26,772.06	13.82%	-8.83%
Rydex Gov't Long Bond - 10/1/08	$11.53	RYGBX	2208.202	$13.84	$30,561.52	15.77%	20.03%
					$193,745.34		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	3.07%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-8.59%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On December 1, 2008 perform the following trade:

1) Exchange Rydex Consumer Products (RYCIX) for Rydex Biotechnology (RYOIX)
2) Exchange ProFunds Short OTC (SOPIX) for ProFunds Biotechnology (BIPIX)
3) Exchange Rydex Government Long Bond (RYGBX) for ProFunds Short Small Cap (SHPIX)

The resulting portfolio:

RYOIX	21%	Add
BRPIX	30%	Hold
RYHIX	14%	Hold
BIPIX	19%	Add
SHPIX	16%	Add

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Rydex Biotechnology	**RYOIX**	**18.69**	**1 +**	**26.51**	**17.45**	**-18.84%**	**-2.96%**	**-25.72%**	**-22.22%**	**-15.66%**	**-1.53%**	**84.76%**	**43.71**	**9.34%**	**13.49**	**0.00%**	**-0.60**
ProFunds Bear	**BRPIX**	**36.83**	**2 +**	**44.26**	**24.66**	**44.32%**	**0.96%**	**30.00%**	**44.93%**	**36.71%**	**14.51%**	**23.88%**	**47.16**	**10.83%**	**5.86**	**3.22%**	**1.34**
Rydex Health Care	**RYHIX**	**11.15**	**3 -**	**16.43**	**10.09**	**-29.74%**	**-4.78%**	**-27.36%**	**-31.13%**	**-20.07%**	**-5.27%**	**-1.45%**	**45.53**	**8.20%**	**14.04**	**0.00%**	**-0.88**
ProFunds Biotechnology	**BIPIX**	**45.09**	**4 +**	**71.45**	**41.08**	**-11.73%**	**-9.00%**	**-32.83%**	**-22.94%**	**-24.56%**	**21.77%**	**--**	**43.63**	**13.82%**	**16.86**	**0.00%**	**-0.42**
ProFunds Short Small Cap	**SHPIX**	**21.53**	**5 +**	**26.79**	**15.17**	**36.35%**	**-3.02%**	**38.01%**	**36.84%**	**26.59%**	**0.37%**	**--**	**47.37**	**12.14%**	**9.61**	**4.99%**	**1.07**
Rydex Consumer Products	RYCIX	29.08	6 -	39.67	26.36	-24.74%	-2.42%	-18.93%	-25.59%	-1.81%	12.76%	16.18%	49.19	7.36%	12.67	0.00%	-0.73
ProFunds Short OTC	SOPIX	21.23	7 -	24.52	13.52	53.06%	5.57%	44.23%	54.24%	37.62%	15.76%	--	49.96	11.25%	9.56	8.78%	1.51
Rydex Gov't Long Bond	RYGBX	13.84	8 -	13.84	10.52	25.54%	16.93%	20.00%	25.30%	36.81%	60.86%	87.25%	70.76	6.71%	5.32	3.43%	1.42
ProFunds Ultra Short Mid Cap	UIPIX	23.01	9 +	36.49	11.21	78.23%	-10.71%	78.79%	77.08%	39.25%	--	--	45.42	22.19%	17.08	1.38%	1.12
ProFunds Healthcare	HCPIX	9.73	10 +	17.96	8.41	-42.70%	-8.72%	-37.39%	-44.61%	-33.62%	-23.77%	--	45.15	12.42%	21.96	0.45%	-0.86
Rydex Transportation	RYPIX	18.41	11 +	28.10	15.61	-27.46%	-3.56%	-30.58%	-31.07%	-27.69%	-5.10%	-23.86%	47.61	12.24%	16.92	0.00%	-0.70
Rydex Technology	RYTIX	7.30	12 -	14.19	6.28	-47.10%	-8.98%	-41.46%	-47.37%	-38.02%	-35.22%	-46.34%	46.10	11.20%	24.25	0.00%	-1.11
Rydex Utilities	RYUIX	23.39	13 -	33.64	19.83	-28.30%	4.00%	-21.54%	-28.03%	-2.47%	30.68%	--	54.66	10.00%	16.15	0.00%	-0.62
Rydex Retailing	RYRIX	7.64	14 -	13.12	6.39	-37.33%	-7.17%	-34.14%	-39.84%	-40.82%	-33.45%	-32.52%	48.48	11.60%	19.82	0.00%	-0.89
Rydex Electronics	RYSIX	5.79	15 +	12.66	4.95	-52.42%	-13.84%	-45.43%	-52.85%	-51.39%	-61.04%	-49.58%	44.11	12.39%	27.72	0.00%	-1.14
Rydex Internet	RYIIX	23.56	16 -	46.97	20.03	-48.03%	-10.72%	-40.86%	-49.84%	-37.70%	-26.18%	--	46.55	11.95%	27.36	0.00%	-1.12
Rydex Leisure	RYLIX	16.30	17 +	37.14	12.93	-53.92%	-8.27%	-44.04%	-55.03%	-45.38%	-33.71%	-44.89%	46.74	11.93%	28.09	0.00%	-1.23
ProFunds Europe	UEPIX	10.53	18 -	20.82	8.78	-47.17%	0.00%	-37.47%	-48.31%	-27.57%	-5.78%	--	48.75	12.31%	23.67	6.87%	-1.00
ProFunds Pharmaceuticals	PHPIX	6.34	19 +	10.88	5.50	-37.04%	-4.80%	-26.87%	-40.42%	-21.49%	-36.41%	--	49.53	12.56%	24.28	3.12%	-0.75
Rydex Telecommunications	RYMIX	10.71	20 -	20.62	8.94	-46.90%	-3.43%	-38.20%	-47.40%	-32.17%	-19.55%	-67.20%	50.15	12.10%	27.16	0.00%	-1.06
Rydex Energy	RYEIX	16.41	21 +	35.00	12.61	-42.98%	5.53%	-42.32%	-38.17%	-12.19%	76.20%	102.40%	50.25	17.47%	23.85	0.00%	-0.59
Rydex Basic Materials	RYBIX	25.93	22 -	57.48	19.74	-49.46%	4.26%	-46.50%	-48.04%	-14.25%	13.61%	8.20%	50.16	15.22%	23.38	0.00%	-0.82
ProFunds Utilities	UTPIX	15.96	23 +	30.30	12.98	-44.87%	2.97%	-35.23%	-44.47%	-16.15%	41.30%	--	53.24	15.41%	24.21	0.24%	-0.69
Rydex Energy Services	RYVIX	28.36	24 -	76.17	21.67	-53.02%	1.72%	-55.10%	-49.69%	-24.95%	61.23%	86.46%	47.38	17.91%	26.22	0.00%	-0.74
Rydex Banking	RYKIX	5.12	25 +	9.16	4.07	-38.39%	-8.57%	-20.00%	-41.22%	-51.24%	-44.66%	-34.69%	49.31	17.42%	28.86	0.00%	-0.67
ProFunds Technology	TEPIX	13.05	26 +	35.43	10.64	-61.61%	-16.35%	-53.58%	-61.36%	-52.86%	-50.79%	--	45.03	16.64%	33.98	0.19%	-1.00
Rydex Europe Advantage	RYEUX	10.89	27 -	27.41	8.93	-57.61%	-3.37%	-45.36%	-59.40%	-36.55%	-14.17%	--	47.04	15.36%	29.37	0.84%	-1.00
Rydex Financial Services	RYFIX	5.81	28 -	12.41	4.41	-49.57%	-9.92%	-37.73%	-51.09%	-52.92%	-40.41%	-35.36%	48.17	16.20%	28.93	0.00%	-0.86
ProFunds Semiconductor	SMPIX	5.68	29 +	20.02	4.59	-70.11%	-21.98%	-60.91%	-69.90%	-73.55%	-81.47%	--	43.53	18.84%	37.06	0.59%	-0.98
ProFunds Basic Materials	BMPIX	18.19	30 -	76.99	12.64	-71.58%	-12.67%	-69.52%	-69.63%	-49.40%	-34.31%	--	44.30	23.49%	31.69	0.91%	-0.80
ProFunds Real Estate	REPIX	11.33	31	43.37	7.58	-69.69%	-29.28%	-67.42%	-71.31%	-69.53%	-49.79%	--	42.59	27.63%	33.70	1.03%	-0.71
ProFunds Energy	ENPIX	27.98	32	69.80	20.25	-52.88%	8.41%	-47.43%	-46.56%	-10.57%	126.70%	--	51.21	23.97%	28.33	0.15%	-0.54
ProFunds Banks	BKPIX	9.40	33 +	32.57	6.15	-65.36%	-29.69%	-47.01%	-68.72%	-75.42%	-69.86%	--	44.64	31.04%	44.12	0.90%	-0.62
ProFunds Internet	INPIX	33.20	34 -	101.28	24.44	-64.92%	-13.52%	-56.59%	-66.60%	-62.17%	-43.78%	--	47.44	18.49%	36.33	0.00%	-0.99
ProFunds Telecom	TCPIX	10.95	35	23.04	8.21	-50.70%	2.72%	-30.03%	-47.21%	-24.22%	0.08%	--	55.60	18.11%	35.32	4.44%	-0.76
ProFunds Financial	FNPIX	6.54	36 +	26.02	4.30	-71.52%	-21.01%	-55.90%	-73.02%	-75.85%	-68.52%	--	45.92	26.56%	43.73	1.41%	-0.76

TOP 10 MARKET SECTORS LAST 3 MONTHS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Water Utilities Index	DJ-WU	716.97	1	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Distillers & Brewers Index	DJ-DB	473.60	2	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Forest Products Index	DJ-FS	195.00	3	287.15	195.00	-28.46%	0.00%	0.00%	-26.79%	-18.75%	-0.95%	20.12%	28.76	8.01%	24.01	0.00%	-0.62
Dow Household Prod Nondur	DJ-HN	478.27	4	561.80	426.74	-13.36%	2.09%	-9.79%	-13.84%	12.23%	34.48%	58.05%	52.03	8.09%	11.13	0.00%	-0.23
Dow Oil Conglomerates Index	DJ-OL	472.51	5	631.64	375.95	-22.01%	7.92%	-12.66%	-14.76%	25.74%	109.22%	109.92%	55.42	14.62%	15.70	0.00%	-0.28
Dow Air Freight Index	DJ-AF	452.09	6	616.47	354.08	-20.59%	17.84%	-13.50%	-24.69%	-25.88%	-9.59%	65.81%	57.32	10.94%	17.41	0.00%	-0.58
Dow Soft Drinks Index	DJ-SD	275.80	7	398.67	243.02	-26.89%	1.60%	-16.37%	-28.43%	-1.18%	5.19%	-17.32%	53.26	8.52%	17.29	0.00%	-0.69
Dow Footwear Index	DJ-FT	267.96	8	384.99	219.54	-27.04%	-0.43%	-17.30%	-28.38%	4.18%	37.68%	139.83%	53.33	12.98%	21.26	0.00%	-0.61
Dow Pharmaceuticals Index	DJ-PR	207.04	9	292.94	188.28	-25.68%	-3.12%	-17.64%	-28.21%	-12.50%	-23.05%	-38.23%	50.03	8.39%	16.96	0.00%	-0.74
Dow Insurance Prop/Casualty	DJ-IP	249.84	10	369.32	195.64	-29.72%	5.40%	-18.00%	-28.87%	-31.44%	-9.45%	1.84%	53.61	14.01%	19.07	0.00%	-0.54

TOP 10 MARKET SECTORS LAST 12 MONTHS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Distillers & Brewers Index	DJ-DB	473.60	1	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Water Utilities Index	DJ-WU	716.97	2	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Trucking Index	DJ-TK	275.28	3	392.79	233.56	-11.74%	1.47%	-21.90%	-7.60%	-12.89%	46.22%	141.62%	51.27	13.34%	14.39	0.00%	-0.18
Dow Biotechnology Index	DJ-BT	438.11	4	581.13	411.23	-4.12%	-5.56%	-21.49%	-12.14%	-6.90%	36.29%	106.99%	44.43	9.19%	10.96	0.00%	-0.29
Dow Railroads Index	DJ-RR	413.27	5	660.53	379.17	-13.02%	-13.11%	-36.88%	-13.19%	23.64%	106.08%	129.00%	40.62	12.03%	13.32	0.00%	-0.24
Dow Household Prod Nondur	DJ-HN	478.27	6	561.80	426.74	-13.36%	2.09%	-9.79%	-13.84%	12.23%	34.48%	58.05%	52.03	8.09%	11.13	0.00%	-0.23
Dow Oil Conglomerates Index	DJ-OL	472.51	7	631.64	375.95	-22.01%	7.92%	-12.66%	-14.76%	25.74%	109.22%	109.92%	55.42	14.62%	15.70	0.00%	-0.28
Dow Retailers Broadline Index	DJ-RB	298.10	8	398.31	263.16	-13.12%	-5.21%	-21.48%	-15.98%	-12.82%	-7.48%	17.78%	50.62	10.37%	10.84	0.00%	-0.31
Dow Pollution Index	DJ-PC	93.43	9	123.49	81.97	-14.04%	6.72%	-20.61%	-17.02%	7.79%	14.37%	8.11%	48.32	10.25%	11.66	0.00%	-0.39
Dow Industrial Transport	DJ-IT	311.99	10	463.51	271.73	-18.36%	-1.17%	-28.97%	-19.82%	-7.99%	31.80%	81.83%	48.29	10.98%	13.69	0.00%	-0.45

ETF SECTORS

Sector Rotation Model as of 11/28/2008

This portfolio applies our proprietary ranking system to the various Exchange Traded Funds. Approximately 80% of the model is invested in the top four domestic ETF's while the remaining portion is invested in the highest ranked international ETF. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur Price	Symbol	Shares	NAV	Value	Model Pct	Return*
iShares 7-10 Yr Treas - 10/1/08	$87.71	IEF	579.573	$94.36	$54,688.55	29.57%	7.58%
iShares Lhm 20+Yr Tbond - 11/3/08	$92.71	TLT	334.070	$105.72	$35,317.83	19.10%	14.03%
iShares Investment Grade - 9/2/08	$87.93	LQD	378.731	$90.14	$34,138.78	18.46%	2.51%
Consu Staples Sel Sector - 11/3/08	$24.49	XLP	1031.408	$24.07	$24,825.99	13.42%	-1.71%
Barclays MSCI Malaysia - 11/3/08	$7.41	EWM	5108.431	$7.04	$35,963.35	19.45%	-4.99%
					$184,934.50		

2002 Return	-0.51% **	2004 Return	13.90%	2006 Return	14.56%	Monthly Model Return	4.02%
2003 Return	29.17%	2005 Return	10.74%	2007 Return	9.45%	Year To Date Return	-9.01%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On December 1, 2008 perform the following trades:

1) Exchange iShares Lehman 7-10 Year Treasuries (IEF) for Biotechnology Holders Trust (BBH)
2) Exchange iShares Lehman 20+ Treasuries (TLT) for iShares Nasdaq Biotechnology (IBB)
3) Exchange iShares Investment Grade (LQD) for iShares Lehman 1-3 Year Treasuries (SHY)
4) Exchange Consumer Staples Sel (XLP) for iShares DJ US Healthcare (IYH)
5) Exchange Barclays MSCI Malaysia (EWCM) for Short MSCI EAFE (EFZ)

The resulting portfolio:

BBH	30%	Add
IBB	19%	Add
SHY	19%	Add
IYH	13%	Add
EFZ	19%	Add

ETF Rankings - Domestic

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Biotechnology Holders Trust	**BBH**	**162.82**	**1 +**	**204.78**	**151.75**	**2.54%**	**-2.44%**	**-18.85%**	**-7.21%**	**-10.60%**	**43.83%**	**--**	**46.03**	**8.34%**	**9.83**	**1.66%**	**-0.13**
iShares Nasdaq Biotechnology	**IBB**	**65.35**	**2 +**	**90.32**	**60.64**	**-19.31%**	**-0.73%**	**-24.51%**	**-21.08%**	**-14.74%**	**-5.44%**	**--**	**45.52**	**8.88%**	**12.62**	**0.21%**	**-0.62**
iShares Lehman 1-3 Yr TBond	**SHY**	**84.80**	**3 +**	**84.80**	**79.41**	**6.02%**	**1.30%**	**3.07%**	**6.58%**	**18.58%**	**21.67%**	**--**	**66.75**	**0.85%**	**0.77**	**3.48%**	**3.81**
iShares DJ US Healthcare	**IYH**	**50.09**	**4 +**	**72.47**	**45.65**	**-28.41%**	**-5.85%**	**-25.22%**	**-29.57%**	**-15.83%**	**-3.20%**	**--**	**45.40**	**7.72%**	**14.27**	**1.12%**	**-0.86**
iShares Lehman 20+ Yr TBond	TLT	105.72	5 -	105.72	86.85	17.84%	11.27%	13.35%	17.54%	33.38%	56.63%	--	70.22	4.60%	3.58	4.46%	1.53
iShares Lehman 7-10 Yr Treas	IEF	94.36	6 -	94.36	82.54	12.13%	6.87%	6.54%	12.97%	27.85%	37.07%	--	70.66	2.78%	2.70	4.17%	1.92
Health Care Select Sect SPDR	XLV	24.92	7 +	36.19	23.56	-28.45%	-4.70%	-24.07%	-29.96%	-15.56%	-6.43%	--	45.15	8.02%	15.03	1.53%	-0.83
iShares GS InvestTop Corp Bd	LQD	90.14	8 -	103.28	81.03	-10.02%	3.88%	-9.72%	-9.97%	-2.52%	5.36%	--	51.95	5.70%	6.73	5.32%	-0.28
Consumer Staples Select Sector	XLP	24.07	9 -	28.95	21.94	-15.04%	1.35%	-14.73%	-15.20%	8.76%	23.49%	--	51.84	6.53%	7.98	2.08%	-0.37
iShares DJ US Cons Goods	IYK	46.71	10 -	65.06	41.76	-25.93%	-1.79%	-21.42%	-26.62%	-7.51%	7.94%	--	49.62	8.14%	13.19	1.68%	-0.74
Pharmaceuticals Holders Trust	PPH	58.24	11 +	80.70	52.89	-24.10%	-1.82%	-17.35%	-26.70%	-5.58%	-12.25%	--	50.47	8.00%	15.93	2.75%	-0.71
Software Holders Trust	SWH	28.29	12 -	44.71	25.28	-35.18%	-5.14%	-34.02%	-33.12%	-20.84%	-9.84%	--	46.01	10.56%	17.12	0.43%	-0.83
Retail Holders Trust	RTH	72.76	13 +	100.49	62.02	-21.29%	-2.00%	-24.69%	-23.85%	-22.88%	-13.75%	--	51.64	10.81%	12.59	1.00%	-0.53
Internet Architect Holders Trust	IAH	31.38	14 +	52.41	27.59	-38.11%	-3.64%	-36.93%	-38.75%	-13.06%	-9.81%	--	46.95	10.12%	21.45	0.36%	-1.04
iShares DJ US Consum Svcs	IYC	40.08	15 +	64.68	33.65	-34.64%	-3.86%	-31.39%	-36.88%	-32.45%	-24.83%	--	49.79	10.00%	19.19	0.93%	-0.96
iShares DJ US Utilities	IDU	71.34	16	103.64	62.30	-28.87%	2.97%	-22.56%	-28.65%	0.45%	50.05%	--	54.23	9.50%	16.07	2.43%	-0.66
US Natural Gas	UNG	26.95	17 +	63.48	26.52	-25.66%	-2.88%	-27.28%	-26.93%	--	--	--	44.11	13.18%	28.62	0.00%	-0.58
US Oil Fund	USO	42.09	18 -	117.48	39.55	-44.44%	-20.91%	-54.93%	-41.38%	--	--	--	37.58	13.48%	23.52	0.00%	-0.74
Broadband Holders Trust	BDH	7.96	19 -	15.10	6.90	-42.74%	-14.18%	-44.53%	-44.64%	-53.33%	-31.92%	--	44.60	12.27%	22.23	0.45%	-0.98
iShares DJ US Technology	IYW	34.55	20 +	63.99	30.15	-44.52%	-10.33%	-38.36%	-44.23%	-31.97%	-26.49%	--	45.85	10.59%	23.54	0.28%	-1.10
iShares DJ US Industrial	IYJ	42.39	21 -	74.32	34.94	-41.15%	-1.46%	-36.76%	-41.33%	-24.29%	-2.39%	--	49.83	10.35%	19.20	1.35%	-1.01
Consumer Discretionary SPDR	XLY	20.49	22 +	34.38	16.33	-36.81%	-2.43%	-33.35%	-39.66%	-36.47%	-29.14%	--	50.79	11.65%	21.08	1.44%	-0.90
iShares DJ US Real Estate	IYR	33.38	23 +	70.30	25.30	-47.45%	-16.05%	-47.29%	-49.25%	-42.59%	-14.49%	--	45.02	16.78%	22.43	4.32%	-0.81
iShares GM Sachs Semicond	IGW	27.07	24 +	61.51	23.38	-54.32%	-15.75%	-46.05%	-54.74%	-55.55%	-58.33%	--	42.95	12.09%	27.51	0.36%	-1.20
iShares DJ US Energy	IYE	29.70	25 +	51.64	24.03	-34.50%	5.92%	-31.75%	-28.36%	9.37%	114.72%	--	51.76	16.80%	20.08	0.99%	-0.45
Wireless Holders Trust	WMH	36.79	26 -	73.43	32.96	-48.30%	0.95%	-42.56%	-49.90%	-31.24%	6.64%	--	46.92	11.33%	25.87	1.38%	-1.15
iShares DJ US Basic Materials	IYM	36.21	27 -	88.27	28.44	-52.45%	-6.31%	-51.65%	-50.05%	-24.44%	-5.10%	--	46.00	14.98%	23.71	1.51%	-0.88
Regional Bank Hldrs SM Trust	RKH	78.57	28 +	139.78	61.08	-38.33%	-15.07%	-23.87%	-41.10%	-40.23%	-29.27%	--	47.78	17.92%	24.70	2.94%	-0.61
US 12 Month Oil	USL	34.57	29 +	87.85	32.61	-36.02%	-12.06%	-51.17%	--	--	--	--	36.15	0.00%	--	0.00%	--
Oil Service Holders Trust	OIH	86.07	30 -	223.48	67.20	-53.73%	1.07%	-53.88%	-49.48%	-23.41%	70.90%	--	47.15	18.36%	25.63	1.72%	-0.71
Internet Infras Holders Trust	IIH	2.00	31 -	4.39	1.54	-46.43%	1.01%	-38.65%	-48.70%	-21.76%	-22.14%	--	51.35	16.12%	25.76	32.72%	-0.73
iShares DJ US Telecom	IYZ	16.53	32 -	29.61	13.05	-42.68%	6.03%	-30.67%	-41.13%	-25.65%	-4.86%	--	54.44	12.48%	28.43	2.45%	-0.94

ETF Rankings - International

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Short MSCI EAFE	**EFZ**	**110.95**	**1 +**	**131.97**	**68.71**	**54.41%**	**-2.68%**	**28.20%**	**59.52%**	**--**	**--**	**--**	**47.79**	**12.72%**	**6.81**	**1.19%**	**1.35**
iShares MSCI Canada Index	EWC	17.11	2	35.63	14.47	-46.55%	-0.47%	-44.34%	-46.20%	-16.90%	31.92%	114.72%	45.08	12.55%	22.45	1.57%	-0.99
UltraShort MSCI Japan	EWV	101.05	3 +	169.86	65.68	33.63%	-9.78%	7.73%	46.58%	--	--	--	45.37	0.00%	--	1.61%	--
Barclays MSCI Switzerland	EWL	16.66	4	27.02	14.33	-34.84%	-4.47%	-27.63%	-37.48%	-8.78%	26.54%	6.86%	48.06	10.18%	16.79	2.47%	-0.88
UltraShort MSCI Emerging Markets	EEV	72.97	5 +	194.00	57.81	4.15%	-37.63%	-17.09%	3.66%	--	--	--	42.79	0.00%	--	1.46%	--
UltraShort FTSE/Xinhua China 25	FXP	51.21	6 +	183.01	49.70	-32.80%	-56.86%	-37.20%	-26.95%	--	--	--	40.10	0.00%	--	1.55%	--
Short MSCI Emerging Markets	EUM	99.20	7 +	140.92	67.34	37.97%	-12.98%	18.60%	38.98%	--	--	--	45.73	0.00%	--	1.46%	--
Barclays MSCI Malaysia	EWM	7.04	8 -	13.75	6.58	-43.65%	1.00%	-23.56%	-42.30%	10.95%	29.06%	165.91%	46.25	10.27%	25.90	4.93%	-1.01
UltraShort MSCI EAFE	EFU	139.18	9 +	212.96	67.14	89.40%	-11.42%	35.98%	101.32%	--	--	--	46.16	25.29%	14.23	1.32%	1.14
Barclays MSCI Japan	EWJ	8.66	10	14.17	7.80	-34.53%	-1.03%	-24.04%	-37.16%	-29.32%	-0.35%	-10.22%	48.50	12.21%	18.93	1.41%	-0.74
Barclays Netherlands	EWN	13.79	11 -	30.01	12.18	-52.62%	-1.36%	-43.53%	-52.72%	-21.89%	2.19%	-28.23%	44.63	12.78%	24.30	5.87%	-1.08
iShares MSCI Italy Index	EWI	15.52	12 -	33.22	13.86	-51.00%	2.11%	-37.72%	-52.60%	-30.16%	-5.09%	-8.57%	46.09	12.19%	24.72	7.48%	-1.09
Barclays MSCI France	EWQ	19.35	13 -	38.03	16.57	-47.20%	-1.43%	-36.70%	-48.26%	-18.05%	12.14%	9.68%	47.80	12.81%	22.42	4.11%	-0.95
Barclays MSCI Mexico	EWW	29.39	14 -	62.38	24.70	-47.02%	3.23%	-44.02%	-46.43%	-10.99%	94.07%	223.50%	47.65	14.95%	22.35	2.83%	-0.86
iShares MSCI Germany Index	EWG	16.59	15 -	34.65	14.30	-51.41%	-8.95%	-39.78%	-51.03%	-7.93%	23.83%	-2.59%	46.23	13.30%	22.97	4.74%	-0.96
Barclays MSCI Spain	EWP	34.27	16 -	66.09	28.74	-45.06%	6.36%	-31.90%	-47.93%	0.14%	50.45%	41.18%	49.01	13.05%	22.78	3.43%	-0.88
Barclays MSCI Singapore	EWS	6.80	17 -	14.17	5.86	-50.17%	-3.41%	-39.82%	-50.26%	-3.41%	35.10%	46.96%	47.65	14.52%	25.91	4.56%	-0.94
Barclays MSCI Belgium	EWK	7.94	18 -	24.07	7.18	-65.80%	-5.48%	-54.08%	-66.57%	-52.66%	-22.01%	-36.56%	40.77	12.97%	31.11	7.03%	-1.37
Barclays MSCI Taiwan	EWT	7.78	19 +	17.23	6.57	-48.24%	-5.35%	-41.59%	-48.90%	-29.47%	-24.93%	--	47.04	14.99%	27.16	2.51%	-0.93
iShares MSCI UK Index	EWU	12.50	20 -	24.81	10.57	-46.91%	-2.04%	-35.43%	-48.56%	-24.45%	0.17%	-14.75%	49.60	13.40%	25.70	5.25%	-0.94

FIDELITY SELECT FUNDS

FIDELITY SELECT SECTOR ROTATION MODEL AS OF 11/28/2008

This portfolio involves greater than average risk and is recommended for that portion of your portfolio designated as aggressive. The portfolio utilizes our analysis/rankings and is designed to capitalize on short term trading opportunities present in the various sectors of the market. The portfolio is reallocated monthly to the top 5 funds in our proprietary timing model. Because of the frequency and timing of trades, we recommend this portfolio for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
FS IT Services - 10/1/08	$11.34	FBSOX	3523.521	$10.77	$37,948.33	27.90%	-5.03%
FS Food & Agriculture - 5/1/08	$50.72	FDFAX	683.362	$50.16	$34,277.43	25.20%	-1.10%
FS Medical Equip & Sys - 9/2/08	$20.51	FSMEX	1484.161	$17.56	$26,061.86	19.16%	-14.38%
FS Pharmaceuticals - 11/3/08	$8.78	FPHAX	2208.677	$8.43	$18,619.15	13.69%	-3.99%
FS Health Care - 11/3/08	$82.89	FSPHX	249.459	$76.54	$19,093.61	14.04%	-7.66%
					$136,000.37		

2002 Return	1.64% **	2004 Return	25.79%	2006 Return	11.36%	Monthly Model Return	-4.25%
2003 Return	30.59%	2005 Return	11.54%	2007 Return	5.20%	Year To Date Return	-37.67%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On December 1, 2008 perform the following trades:

1) Exchange Fidelity Select IT Chemicals (FBSOX) for Fidelity Select Biotechnology (FBIOX)

The resulting portfolio:

FSMEX	19%	Hold
FBIOX	28%	Add
FSPHX	14%	Hold
FPHAX	14%	Hold
FDFAX	25%	Hold

FIDELITY SELECT FUNDS - RANKINGS

Name	Symbol	NAV	Rank/Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Fidelity Sel MedSys & Equip	**FSMEX**	**17.56**	**1**	**26.57**	**15.90**	**-27.10%**	**-8.11%**	**-33.54%**	**-25.73%**	**-11.88%**	**15.93%**	**165.36%**	**39.87**	**8.04%**	**10.79**	**0.00%**	**-0.74**
Fidelity Sel Biotechnology	**FBIOX**	**54.48**	**2 +**	**74.39**	**50.98**	**-18.30%**	**-3.59%**	**-24.47%**	**-22.69%**	**-11.30%**	**9.46%**	**65.29%**	**44.29**	**9.06%**	**13.38**	**0.00%**	**-0.63**
Fidelity Sel Health Care	**FSPHX**	**76.54**	**3**	**123.49**	**68.69**	**-36.36%**	**-2.04%**	**-29.76%**	**-36.83%**	**-24.02%**	**0.69%**	**6.33%**	**46.03**	**8.10%**	**17.81**	**0.25%**	**-1.10**
Fidelity Sel Pharmaceuticals	**FPHAX**	**8.43**	**4**	**12.00**	**7.68**	**-27.00%**	**-2.43%**	**-19.94%**	**-28.29%**	**-4.97%**	**13.38%**	**--**	**49.17**	**7.99%**	**16.36**	**0.74%**	**-0.79**
Fidelity Sel Food & Agri	**FDFAX**	**50.16**	**5 -**	**67.74**	**45.23**	**-24.60%**	**1.07%**	**-19.40%**	**-25.17%**	**10.48%**	**37.68%**	**50.59%**	**51.59**	**7.67%**	**12.00**	**0.59%**	**-0.69**
Fidelity Sel Transport	FSRFX	32.32	6 +	48.31	28.04	-27.24%	-3.18%	-28.70%	-30.79%	-20.08%	14.77%	110.69%	47.40	11.27%	17.29	0.25%	-0.73
Fidelity Sel Environmental	FSLEX	12.79	7 -	19.70	11.07	-33.94%	6.23%	-29.88%	-32.69%	-16.00%	-1.41%	0.36%	50.16	10.49%	15.77	0.37%	-0.78
Fidelity Select IT Services	FBSOX	10.77	8 -	17.46	9.08	-35.55%	-2.09%	-36.31%	-33.38%	-17.01%	3.54%	40.26%	49.46	10.84%	16.87	0.00%	-0.81
Fidelity Sel Medical Delivery	FSHCX	26.21	9 +	52.80	22.28	-49.70%	-4.48%	-36.58%	-48.45%	-40.30%	11.34%	45.46%	45.82	10.12%	25.70	0.06%	-1.14
Fidelity Sel Chemicals	FSCHX	48.28	10 +	96.92	39.50	-41.58%	-5.43%	-43.06%	-40.10%	-9.27%	29.48%	93.02%	46.57	13.78%	20.22	0.62%	-0.75
Fidelity Sel Defense & Aero	FSDAX	45.95	11 +	87.59	39.63	-44.66%	-5.67%	-35.26%	-46.64%	-18.34%	18.40%	87.15%	47.96	10.42%	24.00	0.24%	-1.13
Fidelity Sel Cyclical Industries	FCYIX	12.68	12 -	22.89	10.53	-42.84%	-0.70%	-39.47%	-42.40%	-20.93%	15.17%	54.03%	49.47	10.88%	19.25	0.26%	-0.99
Fidelity Sel Software Comp	FSCSX	46.28	13 +	82.89	40.36	-43.03%	-5.82%	-33.16%	-40.80%	-11.41%	-2.97%	56.78%	47.85	11.52%	22.91	0.00%	-0.93
Fidelity Sel Utilities Growth	FSUTX	42.02	14 -	66.26	35.63	-34.62%	3.73%	-24.18%	-34.01%	-0.98%	44.17%	11.18%	55.14	10.43%	19.30	1.64%	-0.77
Fidelity Sel Computers	FDCPX	25.21	15 +	49.81	22.20	-47.86%	-7.93%	-40.27%	-48.47%	-30.68%	-31.14%	-32.60%	44.96	10.67%	26.52	0.00%	-1.20
Fidelity Sel Consumer Ind	FSCPX	12.96	16 +	22.33	10.57	-38.31%	-3.43%	-33.47%	-40.84%	-36.72%	-26.29%	-24.61%	49.98	11.55%	22.16	0.00%	-0.94
Fidelity Sel Retail	FSRPX	26.68	17 +	43.92	21.91	-34.78%	-1.66%	-32.11%	-37.23%	-31.60%	-14.59%	-7.62%	50.51	12.29%	20.34	0.00%	-0.79
Fidelity Sel Leisure	FDLSX	48.99	18 -	81.21	40.39	-36.05%	2.36%	-26.91%	-37.68%	-22.22%	-1.57%	21.97%	53.24	10.50%	22.89	0.67%	-0.94
Fidelity Sel Multimedia	FBMPX	21.09	19 -	38.08	16.88	-42.47%	-5.68%	-36.99%	-43.75%	-40.81%	-30.50%	1.23%	49.63	11.82%	22.48	0.00%	-0.98
Fidelity Sel Industrial Equip	FSCGX	18.18	20 -	35.97	14.83	-48.54%	-1.30%	-42.65%	-47.66%	-24.78%	-2.15%	11.92%	49.70	11.43%	21.32	0.50%	-1.05
Fidelity Sel Develop Comm	FSDCX	11.15	21 +	23.23	9.54	-50.36%	-14.23%	-47.78%	-52.00%	-44.19%	-33.27%	-32.00%	44.00	11.55%	28.05	0.00%	-1.22
Fidelity Sel Paper & Forest	FSPFX	15.84	22 -	32.77	12.67	-49.44%	-2.46%	-43.91%	-48.81%	-40.49%	-37.42%	-6.99%	46.94	12.80%	24.78	4.02%	-1.01
Fidelity Sel Industrial Mat	FSDPX	29.73	23 -	64.99	23.27	-49.16%	-0.40%	-47.10%	-47.50%	-18.43%	11.49%	78.67%	49.10	14.12%	22.59	0.54%	-0.89
Fidelity Sel Const & Housing	FSHOX	22.48	24	36.27	16.59	-31.79%	7.92%	-31.40%	-30.99%	-36.69%	-10.43%	42.43%	54.39	15.11%	19.85	0.47%	-0.61
Fidelity Sel Electronics	FSELX	21.72	25 +	47.13	18.85	-52.37%	-13.15%	-43.48%	-52.69%	-49.60%	-48.18%	-28.61%	44.81	11.97%	28.39	0.32%	-1.17
Fidelity Sel Banking	FSRBX	15.45	26 +	26.41	12.32	-36.48%	-12.61%	-19.66%	-38.54%	-44.28%	-34.61%	-15.16%	49.13	18.05%	28.02	2.30%	-0.61
Fidelity Sel Technology	FSPTX	37.98	27	83.23	32.31	-53.30%	-8.44%	-45.49%	-53.76%	-40.69%	-36.91%	-24.67%	45.22	12.04%	30.27	0.00%	-1.20
Fidelity Sel Network & Infra	FNINX	1.20	28 -	2.60	1.01	-51.61%	-8.40%	-43.93%	-53.49%	-48.94%	-49.79%	--	46.69	11.19%	33.82	0.00%	-1.32
Fidelity Sel Broker/Inv Mngt	FSLBX	30.31	29	66.99	22.39	-52.76%	-4.45%	-41.09%	-53.01%	-42.47%	-11.60%	39.98%	49.09	15.23%	27.06	1.33%	-0.91
Fidelity Sel Energy	FSENX	31.87	30 +	76.79	23.65	-51.26%	7.96%	-48.26%	-46.03%	-15.78%	81.76%	159.14%	50.30	18.99%	26.18	0.02%	-0.65
Fidelity Sel Wireless	FWRLX	4.14	31 +	8.90	3.35	-52.08%	-5.05%	-41.77%	-53.38%	-33.99%	15.56%	--	49.11	12.96%	30.75	0.33%	-1.11
Fidelity Sel Energy Service	FSESX	40.67	32 -	118.05	30.46	-58.29%	0.57%	-58.50%	-54.74%	-25.87%	63.74%	207.45%	47.04	18.40%	27.58	0.00%	-0.80
Fidelity Sel Natural Gas	FSNGX	21.24	33 +	57.69	15.57	-54.35%	4.17%	-51.50%	-49.96%	-28.90%	54.33%	171.54%	48.16	19.88%	27.84	0.00%	-0.68
Fidelity Sel Natural Res	FNARX	19.19	34 -	46.06	14.07	-51.48%	9.72%	-48.61%	-46.71%	-9.13%	74.68%	173.72%	50.67	18.59%	26.04	0.05%	-0.67
Fidelity Sel Gold Portfolio	FSAGX	24.87	35 -	47.76	15.87	-37.39%	39.41%	-26.94%	-38.87%	5.02%	21.54%	204.04%	58.96	18.83%	26.70	0.00%	-0.52
Fidelity Sel Air Transportation	FSAIX	23.22	36 +	42.71	18.94	-39.90%	1.49%	-21.74%	-44.90%	-24.89%	-0.59%	64.54%	51.87	14.45%	32.31	0.00%	-0.81
Fidelity Sel Financial Services	FIDSX	46.67	37 +	102.37	34.67	-51.13%	-9.43%	-34.09%	-52.32%	-51.09%	-38.74%	-18.92%	49.21	16.23%	31.08	1.22%	-0.88
Fidelity Sel Telecom	FSTCX	26.27	38 -	53.86	20.29	-49.40%	5.71%	-37.03%	-49.93%	-31.49%	-8.48%	-36.47%	53.11	13.36%	31.40	0.95%	-1.02
Fidelity Sel Insurance	FSPCX	30.39	39 -	65.75	22.48	-51.71%	3.61%	-32.87%	-51.87%	-49.18%	-29.97%	14.60%	52.99	14.96%	30.54	0.43%	-0.91
Fidelity Sel Automotive	FSAVX	14.67	40 -	39.77	10.53	-60.76%	0.69%	-48.85%	-62.86%	-54.37%	-51.12%	-35.76%	50.75	14.36%	35.81	0.32%	-1.20
Fidelity Sel Home Finance	FSVLX	11.67	41	30.53	9.60	-58.90%	-2.10%	-37.89%	-58.06%	-71.59%	-69.24%	-49.06%	50.38	18.05%	41.51	2.56%	-0.96

TOP 10 MARKET SECTORS LAST MONTH

Dow Water Utilities Index	DJ-WU	716.97	1	751.68	484.59	2.31%	30.35%	19.04%	-1.63%	-7.70%	56.78%	239.70%	66.68	11.31%	21.85	0.00%	-0.03
Dow Precious Metals Index	DJ-PM	65.89	2	119.60	42.11	-37.36%	27.15%	-27.48%	-40.40%	-30.99%	-31.24%	16.23%	61.53	19.56%	26.45	0.00%	-0.44
Dow Air Freight Index	DJ-AF	452.09	3	616.47	354.08	-20.59%	17.84%	-13.50%	-24.69%	-25.88%	-9.59%	65.81%	57.32	10.94%	17.41	0.00%	-0.58
Dow Distillers & Brewers Index	DJ-DB	473.60	4	473.60	330.57	26.77%	16.13%	2.37%	26.35%	56.98%	39.58%	135.22%	63.70	7.69%	6.81	0.00%	1.02
Dow Heavy Construction Index	DJ-HV	276.92	5	727.56	178.95	-58.31%	12.61%	-49.82%	-55.78%	0.88%	81.44%	150.31%	54.88	20.20%	30.49	0.00%	-0.76
AMEX Oil Index	XOI-I	968.23	6	1630.09	761.30	-37.92%	10.48%	-27.41%	-31.14%	-0.42%	95.58%	112.38%	53.56	15.77%	21.17	0.00%	-0.54
Dow Oil Secondary Companies	DJ-OS	447.17	7	914.13	336.97	-37.99%	10.29%	-37.83%	-32.03%	-0.80%	139.54%	310.89%	51.24	19.28%	24.19	0.00%	-0.45
Dow Construction & Mat	DJ-CN	219.63	8	429.81	158.31	-46.66%	10.23%	-40.94%	-45.18%	-24.04%	11.69%	1.68%	54.40	14.24%	22.89	0.00%	-0.84
Dow Casinos Index	DJ-CA	188.61	9	825.19	137.92	-76.12%	10.01%	-58.35%	-76.75%	-61.54%	-47.48%	59.30%	46.88	18.44%	43.52	0.00%	-1.12
Dow Building Materials Index	DJ-BD	215.83	10	350.65	165.47	-36.21%	8.82%	-33.79%	-36.21%	-31.08%	-2.07%	-11.43%	53.84	11.87%	18.07	0.00%	-0.74